Nature of operations and reorganizations - Second Reorganization (Details) - $ / shares	Dec. 31, 2024	Dec. 31, 2023	Jan. 12, 2021	Jan. 11, 2021	Nov. 25, 2020	Sep. 25, 2020	Jan. 02, 2018
Nature of operations and reorganizations
Ordinary shares, shares authorized	15,000,000,000	15,000,000,000	15,000,000,000	5,000,000,000		500,000,000	500,000,000
Ordinary shares, shares issued	1,570,790,570	1,570,790,570			143,681,557	2	1
Ordinary shares, shares outstanding					143,681,557	2	1
Ordinary shares, par value (in USD per share)	$ 0.00001	$ 0.00001		$ 0.00001	$ 0.0001	$ 0.0001	$ 0.0001
Relx HK
Nature of operations and reorganizations
Equity interests (as a percent)						100.00%